Commitments and Contingencies - Additional Information (Details) - GigCapital4, Inc [Member] - USD ($)		1 Months Ended	9 Months Ended
	Feb. 11, 2021	Dec. 31, 2020	Sep. 30, 2021
Other Commitments [Line Items]
Option to purchase additional units to cover over-allotments		4,680,000
Underwriters option period		45 days
Paid an underwriting discount in cash		$ 0.20	$ 0.20
Deferred underwriting commissions per unit		$ 0.35	$ 0.35
Aggregate deferred underwriting commissions		$ 10,920,000	$ 12,558,000
Sale of common stock, Shares	35,880,000	156,000
Proceeds from sale of Private Placement Units		$ 1,560,000
Over-Allotment Option
Other Commitments [Line Items]
Option to purchase additional units to cover over-allotments		4,680,000	4,680,000
Over-allotment option, exercise date			Feb. 11, 2021
Underwriters option period			45 days
Aggregate deferred underwriting commissions		$ 12,558,000
Sale of common stock, Shares	4,680,000	249,600	249,600
Proceeds from sale of Private Placement Units		$ 2,496,000	$ 2,496,000